Basis of preparation (Policies)	12 Months Ended
Dec. 31, 2023
Accounting policies
Basis of presentation

The Company prepares its consolidated financial statements in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and IFRS Interpretations Committee (“IFRIC”).

These consolidated financial statements have been prepared under the historical cost method, except for certain financial instruments measured at fair value.

Significant accounting judgments and estimates used by management in the preparation of these consolidated financial statements are presented in Note 3.

Certain reclassifications have been made to prior year financial statements to conform to current year presentation.

All the amounts presented in $ have been translated from the Company’s functional currency and may contain immaterial rounding.

The consolidated financial statements were approved by the Board of Directors on April 30, 2024.

Basis of consolidation

2.1.Basis of consolidation

2.1.1.Subsidiaries

Subsidiaries are entities controlled by the Company. The Company controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The financial statements of subsidiaries are included in the consolidated financial statements from the date on which control commences until the date on which control ceases.

2.1.2.Transactions eliminated on consolidation

Intra-group balances and transactions, and any unrealized income and expenses arising from intra-group transactions, are eliminated.

Functional currency

2.2.Functional currency

The Company’s functional currency is the currency of the primary economic environment in which it operates and that best reflects its business and operations. The Company’s operations are held by the Brazilian subsidiary, Sigma Mineração S.A., which provides the entirety of the inflows and outflows of the Company, including any dividends to be remitted. The Parent Company in Canada is a pure holding with no operations and depends on the Brazilian subsidiary to provide its cash flow. The prices of the lithium commodity are globally referenced in U.S. dollars to provide reference to the market players located in different countries and different currencies. Consequently, the Company’s revenues are translated into the Brazilian Real, which is the currency that most of the costs for supplying products or services are incurred and which the costs are normally expressed and settled. Accordingly, the Company’s functional currency in 2023 is the Brazilian Real ("R$"), which was Canadian dollars (“$”) in 2022.

Presentation currency of the financial statements

2.3.Presentation currency of the financial statements

The presentation currency is the currency in which the financial statements are presented and is usually defined according to the Company’s legal obligations and the currency where the reporting entity is located. These financial statements are presented in Canadian Dollars (“$”), translating the statements prepared in the functional currency of the Brazilian subsidiaries into Canadian Dollars, using the following criteria:

●	Assets and liabilities for each statement of financial position date presented are translated at the closing rate at the date of that statement of financial position.
●	Income and expenses for each statement of profit or loss are translated at the average monthly exchange rates for each year;
●	Shareholders’ equity at historical cost, and
●	All resulting exchange differences are recognized in other comprehensive loss.

Material accounting policies

2.4.Material accounting policies

As to the recognition and measurement basis applied in the preparation of the financial statements, the material accounting practices are presented in each of the Notes to which they refer.

Cash and cash equivalents

Cash and cash equivalents in the consolidated statement of financial position comprise cash in banks and on hand, and short-term deposits with an original maturity of three months or less, which are readily convertible into a known amount of cash. Transactions in currencies other than the functional currency are translated at the dates prevailing on each date the transactions occur, and the cash balances are translated at the exchange rates prevailing at the end of the reporting period. Any translation differences are recognized in other comprehensive loss.

Trade accounts receivable

Trade receivables are amounts due from customers for goods sold or services performed in the ordinary course of business. Trade receivables are recognized initially at the amount of consideration that is unconditional, unless they contain significant financing components, when they are recognized at fair value.

Trade receivables include provisionally priced invoices. The related revenue is initially based on forward market selling prices for the quotational periods stipulated in the contracts with changes between the provisional price and the final price recorded in revenues. For contracts with variable pricing dependent on the content of mineral in the product delivered, the Company estimates the amount of consideration to which it will be entitled in exchange for transferring the products.

The final invoices are generally issued after receipt and analysis of the commodities (approval of quantities, moisture and content of the mineral contained by the customer) and accounts receivables are then remeasured according to each contract.

The fair value of the sale price adjustment is reassessed at each reporting date, based on all variable pricing elements.

The Company periodically measures expected credit losses. The Company considers the history and financial conditions of its customer. The Company did not recognize any credit losses in these consolidated financial statements.

Inventories

The inventory is recorded at the lower of cost or net realizable value. The cost is determined using the weighted average cost method for the purchase of materials. The cost of finished goods and work in progress comprises of consumable materials, labor and other direct costs (based on normal production capacity). The net realizable value is the estimated selling price in the ordinary course of business, minus the estimated costs of completion and the estimated costs necessary to realize the sales.

Recoverable VAT and other taxes	The outstanding balance of recoverable VAT and other taxes is expected to be recovered over the next 12 months, based on the analysis and budget projections approved by management.
Property, plant and equipment

The property, plant and equipment are recorded at acquisition, formation or construction cost less accumulated depreciation or depletion and impairment. Depreciation is calculated using the straight-line method based on the remaining useful life of the assets, whichever is the shorter. Mining rights is calculated based on the volume of ore extracted.

An item of equipment is derecognized upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising from an asset disposal, determined as the difference between the net disposal proceeds and the carrying amount of the asset, is recognized in the consolidated statements of net loss and comprehensive loss.

Where an item of equipment consists of major components with different useful lives, the components are accounted for as separate items of equipment. Expenditures incurred to replace a component of an item of equipment that is accounted for separately, including major inspection and overhaul expenditures, are capitalized.

Non-financial assets are reviewed for impairment whenever trigger events or changes in circumstances indicate that the carrying amount might not be recoverable. An impairment loss is recognized for the amount by which the asset´s carrying amount exceeds its recoverable amount. For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows (CGU).

Deferred exploration and evaluation expenditure

The Company capitalizes all costs relating to the acquisition and exploration of mineral rights. Such costs include, among others, geological, geophysical studies, exploratory drilling and sampling, feasibility studies and technical reports. The carrying value of the Company’s Deferred exploration and evaluation expenditure is assessed for impairment when indicators of such impairment exist. Indicators may include the loss of the right to explore in the area; the Company deciding not to continue exploring or incurring substantial additional expenditures on the project; or it being determined that the carrying amount of the project is unlikely to be recovered by its development or sale. If any indication of impairment exists, an estimate of the asset’s recoverable amount is calculated to determine the extent of the impairment loss, if any.

Deferred exploration and evaluation expenses represent mineral rights developed by the Company, which have not been confirmed as technically and commercially viable through technical reports. When confirmed, deferred exploration and evaluation expenses will be transferred to each operating asset they pertain in accordance with their nature.

The Company capitalizes the depreciation of lease contracts on certain properties in order to explore and evaluate the mineral properties as part of the exploration and evaluation expenditures.

Related parties' transactions

The related party transactions are recorded at the exchange amount transacted as agreed between the Company and the related party. All the related party transactions have been reviewed and approved by the independent directors of the Company.

Suppliers

These amounts represent outstanding liabilities for goods and services provided to the Company prior to year-end. Trade and other payables are presented as current liabilities unless payment is not due within 12 months after the reporting year. They are recognized initially at their fair value and subsequently measured at amortized cost using the effective interest method.

Loans and Export Prepayment

Borrowings are initially recognized at fair value, net of transaction costs incurred. Borrowings are subsequently measured at amortized cost. Any difference between the proceeds (net of transaction costs) and the redemption amount is recognized in profit or loss over the period of the borrowings using the effective interest method. Fees paid on the establishment of loan facilities are recognized as loan transaction costs of the facility amount drawn down.

Borrowings are derecognized from the statement of financial position when the obligation specified in the contract is discharged, cancelled or expired. The difference between the carrying amount of a financial liability that has been extinguished or transferred to another party and the consideration paid, including any noncash assets transferred or liabilities assumed, is recognized in profit or loss as other income or finance costs.

Borrowings are classified as current liabilities unless the Company has an unconditional right to defer settlement of the liability for at least 12 months after the reporting period.

The Company also analyses whether there are embedded derivatives in its sales and purchase contracts, as well as in its loan agreements. Changes in the fair value of any of these derivative instruments are recognized immediately in the statement of loss, unless they are closely related to the primary indexation of the contracts and agreements.

Leases liability

At inception of a contract, the Company assesses whether a contract is, or contains, a lease by determining whether the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration, except for:

●	Leases of low value assets;
●	Leases with a duration of twelve months or less; and
●	Leases to explore for minerals, oil, natural gas, or similar non-regenerative resources.

A right-of-use “ROU” asset and lease liability is recognized at the lease commencement date.

The ROU asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred, less any lease incentives received. The ROU asset is subsequently depreciated using the straight-line method from the commencement date to the end of the lease term, including periods covered by an option to extend the lease if the Company is reasonably certain to exercise that option. In addition, the ROU asset is periodically reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability. The Company presents ROU assets within property, plant and equipment.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date. The lease payments are discounted using the implicit interest rate in the lease. Variable lease payments that do not depend on an index or rate are not included in the measurement of the lease liability. If the interest rate cannot be readily determined, the Company’s incremental interest rate of borrowing is used. The lease liability is subsequently measured at amortized cost using the effective interest method whereby the balance is increased by interest expense and decreased by lease payments. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, if there is a change in the Company’s estimate of the amount expected to be payable under a residual value guarantee, or if the Company changes its assessment of whether it will exercise a purchase, extension or termination option.

Advances from customer

Prepayment from customers consist of amounts received in advance when purchasing the products. Advances received are recorded as a liability, represented by the contractual obligation to deliver the products.

Taxes payable

These amounts represent the group’s obligations to the Federal, State and Municipal Governments relating to taxes, fees and contributions. They are presented as current liabilities and non-current liabilities, and they are initially recognized at fair value and subsequently measured at amortized cost using the effective interest rate method.

Income taxes

Current income tax and social contribution are calculated based on the tax laws enacted by the end of the reporting period, including in the countries where the Group entities operate and generate taxable income. Management periodically assesses the positions taken in the tax calculations with respect to situations where applicable tax regulations are open to interpretation. The Company recognizes provisions where appropriate, based on the estimated payments to tax authorities. The income tax and social contribution expense comprises current and deferred taxes. Current and deferred taxes are recognized in profit or loss unless they are related to items recognized directly in shareholders’ equity.

Current tax expense is the expected payment of taxable income for the year, using the nominal rate approved or substantially approved on the balance sheet date, and any adjustment of taxes payable related to previous years. Current income tax and social contribution are presented net as liabilities when there are amounts payable, or in assets when the amounts in advance paid exceed the total due on the date of the report.

Deferred tax is recognized in relation to temporary differences between the tax bases of assets and liabilities and their book values in the financial statements. Deferred tax is not recognized when it is probable that it will not revert in a foreseeable future in accordance with IAS 12 – Taxes on Profit. The amount of the deferred tax determined is based on the expectation of realization or settlement of the temporary difference and uses the nominal rate approved or substantially approved.

Deferred income tax assets and liabilities are presented net in the balance sheet whenever there is a legal right and the intention to offset them upon the calculation of current taxes, usually related to the same legal entity and the same taxation authority.

Deferred income tax and social contribution assets are recognized on recoverable balances of tax loss carryforward and social contribution negative basis, tax credits and deductible temporary differences. Such assets are reviewed at each year-end date and will be reduced to the extent that their realization is less likely to occur.

Asset retirement obligation

Mining processing activities normally give rise to legal or constructive obligations for environmental rehabilitation and the decommissioning of facilities. These activities can include, among others, removal or treatment of waste materials and land rehabilitation, according to environmental regulations. The extent of costs associated with the retirement of assets are based on the requirements of authorities and environmental policies.

The provision reflects the risks and probability of future cash flows required to settle the obligation. The expected rehabilitation costs are estimated based on the cost of external contractors performing the work. This provision is updated each reporting period for changes to expected cash flows and for the effect of changes in the discount rate, and the change in estimate is added or deducted from the related asset and depreciated over the expected economic life of the operation to which it relates. The unwinding of the discount, referred to as accretion expense, is included in finance costs and results in an increase in the amount of the provision.

When provisions for closure and rehabilitation are initially recognized, the corresponding cost is capitalized as an asset, representing part of the cost of the future economic benefits of the operation. The capitalized cost of closure and rehabilitation activities is recognized in property, plant and equipment and depreciated over the expected economic life of the operation to which it relates.

Financial instruments

Recognition

The Company recognizes a financial asset or financial liability on the consolidated statement of financial position when it becomes party to the contractual provisions of the financial instrument. Financial assets are initially measured at fair value and are derecognized either when the Company has transferred substantially all the risks and rewards of ownership of the financial asset, or when cash flows expire. Financial liabilities are initially measured at fair value and are derecognized when the obligation specified in the contract is discharged, cancelled or expired.

A write-off of a financial asset (or a portion thereof) constitutes a derecognition event. Write-offs occur when the Company has no reasonable expectations of recovering the contractual cash flows of a financial asset.

Classification and Measurement

The Company determines the classification of its financial instruments at initial recognition. Financial assets and financial liabilities are classified according to the following measurement categories:

●	those to be measured subsequently at fair value, either through profit or loss (“FVTPL”) or through other comprehensive loss (“FVTOCI”); and,
●	those to be measured subsequently at amortized cost.

The classification and measurement of financial assets after initial recognition at fair value depends on the business model for managing the financial asset and the contractual terms of the cash flows. Financial assets that are held within a business model whose objective is to collect the contractual cash flows, and that have contractual cash flows that are solely payments of principal and interest on the principal outstanding, are generally measured at amortized cost at each subsequent reporting period. All other financial assets are measured at their fair values at each subsequent reporting period, with any changes recorded through profit or loss or through other comprehensive income (which designation is made as an irrevocable election at the time of recognition).

After initial recognition at fair value, financial liabilities are classified and measured at either:

(a)	amortized cost.
(b)	FVTPL, if the Company has made an irrevocable election at the time of recognition, or when required or,
(c)	FVTOCI, when the change in fair value is attributable to changes in the Company’s credit risk.

Transaction costs that are directly attributable to the acquisition or issuance of a financial asset or financial liability classified as amortized cost are included in the fair value of the instrument on initial recognition.

Transaction costs for financial assets and financial liabilities classified as fair value through profit or loss are expensed in profit or loss.

The Company’s financial assets consist of cash and cash equivalents, loan and accounts receivable from related parties, which are classified as amortized cost, and trade accounts receivable which are measured at fair value through profit and loss. The Company’s financial liabilities consist of suppliers, accounts payable and loan and export prepayment agreements, which are classified and subsequently measured at amortized cost using the effective interest method.

All financial instruments recognized at fair value in the consolidated statement of financial position are classified into one of three levels in the fair value hierarchy as follows:

Level 1 – Valuation based on quoted prices (unadjusted) observed in active markets for identical assets or liabilities.

Level 2 – Valuation techniques based on inputs that are quoted prices of similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; inputs other than quoted prices used in a valuation model that are observable for that instrument; and inputs that are derived from or corroborated by observable market data by correlation or other means.

Level 3 – Valuation techniques with significant unobservable market inputs.

Impairment

The Company assesses all information available, including on a forward-looking basis, the expected credit losses associated with any financial assets carried at amortized cost. The impairment methodology applied depends on whether there has been a significant increase in credit risk. To assess whether there is a significant increase in credit risk, the Company compares the risk of a default occurring on the asset as at the reporting date with the risk of default as at the date of initial recognition based on all information available, and reasonable and supportive forward-looking information.

Revenue from contracts with customers

The Company’s primarily generates revenue from the sales of spodumene concentrate to customers and recognizes its revenues once all the following conditions are satisfied:

●	Identification of the contract for sale of goods or prevision of services.
●	Identification of the performance obligations.
●	Determination of the contract value.
●	Determination of the value allocated to each performance obligation included int the contract; and
●	At the time performance obligation is completed.

The Company recognizes revenues from sales when control of the product is transferred to customers, which generally occurs, in the case of export sales, when the product is loaded on the ship or delivered in a warehouse under control of the customers.

The export is primarily realized pursuant to the Incoterm Free on Board (“FOB”), under which the performance obligation is satisfied when the products are shipped. Cost, Insurance and Freight (“CIF”) and Cost and Freight (“CFR”) are also regularly assessed. CIF and CFR include sea freight service embedded in the same invoice. In this case, the performance obligation of the sea freight service is considered separately from the shipment of lithium and the Company recognizes revenue from the provision of this service upon delivery of the goods to the destination specified by customers.

Operating revenue from the sale of goods in the regular course of business is measured at the fair value of the consideration entity expects to receive in exchange for the delivery of the goods or services promised to the customers. Accordingly, until the quotational period is closed, the Company’s sales are subject to provisional pricing adjustments and revenues are estimated based on prices of the futures market for lithium expected until the agreed upon settlement date.

For the portion of the Company’s lithium export sales pursuant to the Incoterms “Cost, Insurance and Freight – CIF” and “Cost and Freight – CFR”, the obligation to pay for the goods and the sea freight service, which is embedded in the same invoice, generally arises when the product is loaded on the ship. The Company hires and, in some cases, pays the sea freight service in advance, the amount paid is recognized as an asset, advance to suppliers, until arrival at the port of destination, at which time it is recognized in the Profit and Loss as freight expense.

Concurrently, the Company recognizes the price of the sea freight service, for which it is responsible, as liabilities on Advance from customers, until arrival at the port of destination, at which time the Company fulfills its performance obligation for the sea freight service and, thus, recognizes the revenue for the provision of this service.

Financial income (expenses), net

Revenue is represented by gains on changes in the value of financial assets and liabilities measured at fair value through profit or loss, as well as interest income obtained through the effective interest method.

Interest income is recognized in profit or loss using the effective interest method.

Financial expenses basically include interest expenses on loans and changes in the value of financial assets and liabilities measured at fair value through profit or loss. Borrowing costs that are directly attributable to the acquisition, construction or production of a qualifying asset are capitalized along with the investment

Share-based payment transactions

Under the Company’s equity incentive plan (the “Equity Incentive Plan”), selected participants are granted stock options (“Options”) and/or restricted share units (“RSUs”). Each RSU represents the right to receive one common share upon completion of any applicable restricted period (vesting). RSUs are measured at fair value on the grant date. Such equity-settled share-based payment transactions are not remeasured after the grant date’s fair value has been determined. The RSU compensation expense is recognized on a straight-line basis over the vesting period using a graded amortization schedule, with a corresponding charge to Share - based payment reserve capitalized as part of the cost of property, plant and equipment or Deferred exploration and evaluation expenditure for those who are working directly on the project.

Compensation expense for RSUs incorporates an estimate for expected forfeiture rates based on historical forfeitures.

The fair value of share-based payments related to options is measured at grant date and recognized over the period during which the options vest. At each financial position reporting date, the amount recognized as an expense is adjusted to reflect the actual number of shares issuable in respect of options that are expected to vest.

Share-based payments that are subject to market-based conditions consider the market-based condition in the valuation on the grant date using a Monte Carlo simulation model. Compensation expense is not adjusted if the market condition is not met, so long as the requisite service is provided. Compensation expense is recognized over the vesting period which is based on the estimated date when the market-based condition will be achieved.

For share-based payments that are subject to performance-based conditions, vesting of the awards depends on meeting certain performance-based milestones. At each reporting date, the Company considers whether achievement of a milestone is probable and, if so, records compensation expense based on the portion of the service period elapsed to date with respect to that milestone, with a cumulative catch-up, net of estimated forfeitures. The Company will recognize remaining compensation expense with respect to a milestone, if any, over the remaining estimated service period.

In situations where equity instruments are issued to non-employees and some or all of the goods or services received by the entity as consideration are identified but cannot be reliably measured, they are measured at the fair value of the share-based payment. Otherwise, share-based payments are measured at the fair value of the goods and services received.

Legal claim contingency

A provision is recognized when the Company has a present legal or constructive obligation as a result of a past event, it is probable that an outflow of economic benefits will be required to settle the obligation, and the amount of the obligation can be reliably estimated. If the effect is material, provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and, where appropriate, the risks specific to the liability. A provision for onerous contracts is recognized when the expected benefits to be derived by the Company from a contract are lower than the unavoidable cost of meeting its obligations under the contract.